Trade and other receivables - current (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	December 31, 2017	December 31, 2016
Trade receivables	32,758	38,695
Accrued income	12,465	10,966
Accrued interest	52	33
Deferred charges	24,797	21,149
Other receivables	66,725	95,499
Total trade and other receivables	136,797	166,342